Loans and Allowance for Loan Losses, TDR Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	$ 4,784	$ 7,213
Specific allocations in reserves to customers	0	0
Commitments to lend additional amounts to customers	$ 3,199	$ 1,100
Number of TDRs occurred | Loan	0	0
Aggregate loan balances	$ 824,708	$ 841,504
TDR recorded investment	$ 23,171	16,624
CARES Act [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Total number of loans modified related to COVID 19 | Loan	655
Total Loans Modified, Non-trouble Debt Restructuring	$ 124,657
Number of remaining loans modified related to COVID 19 | Loan	30
Aggregate loan balances	$ 374
Aggregate loan amount that are reviewed risk categories	1,000
Residential Real Estate [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		202
Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	1,455	1,486
Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	268	351
Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	375	384
Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	385	390
Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	2,301	4,400
Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	4,784	7,213
Performing to Modified Terms [Member] | Residential Real Estate [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		202
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	1,455	1,486
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	268	351
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	375	384
Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	385	390
Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	2,301	4,400
Not Performing to Modified Terms [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Residential Real Estate [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring		0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Reduction of Principal and Interest Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Maturity Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Owner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member] | Credit Extension at Lower Stated Rate than Market Rate [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	0	0
Not Performing to Modified Terms [Member] | Commercial and Industrial [Member] | Interest Only Payments [Member]
Troubled Debt Restructuring Loan Modifications [Abstract]
Troubled Debt Restructuring	$ 0	$ 0